Judicial deposits	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Judicial deposits
13. Judicial deposits

	12.31.2024	12.31.2023
Taxes claims (a)	229,141	482,002
Labor claims	88,398	84,107
Civil claims	47,919	43,081
Easements	21,564	19,340
Customers	5,865	5,723
Others	1,477	459
	394,364	634,712
(a) In March 2024, part of the balance was written off as a counterpart to the INSS liability to be collected (Note 12.2).